Securitizations and Variable Interest Entities - Fair value of retained interests, key economic assumptions and sensitivity (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Fair value of retained interests		¥ 271.0	¥ 200.0
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	[1]	¥ 243.0	¥ 171.0
Weighted-average life (Years)		5 years 5 months	5 years 5 months
Constant prepayment rate		3.30%	5.40%
Impact of 10% adverse change		¥ (1.5)	¥ (1.4)
Impact of 20% adverse change		¥ (2.8)	¥ (2.4)
Discount rate		3.10%	2.40%
Impact of 10% adverse change		¥ (1.1)	¥ (0.9)
Impact of 20% adverse change		¥ (2.1)	¥ (1.6)

[1]	The sensitivity analysis covers the material retained interests held of \171 billion out of \200 billion as of March 31, 2016 and \243 billion out of \271 billion as of September 30, 2016. Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.